CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net loss	$ (59,602)	$ (9,548)	$ (8,723)
Other comprehensive (loss) / income:
Foreign currency translation adjustment, net of nil income taxes	(733)	380	(270)
Total comprehensive loss	(60,335)	(9,168)	(8,993)
Less: comprehensive loss attributable to non-controlling interests	(1)
Comprehensive loss attributable to LightInTheBox Holding Co., Ltd.	$ (60,334)	$ (9,168)	$ (8,993)